Fair Value Measurement - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 09, 2007	Dec. 31, 2012 Laboratory services	Dec. 31, 2012 Abgent Inc. and its subsidiaries	Oct. 14, 2011 Abgent Inc. and its subsidiaries	Dec. 31, 2012 Abgent Inc. and its subsidiaries Laboratory services	Sep. 30, 2012 Abgent Inc. and its subsidiaries Laboratory services	Dec. 31, 2012 Foreign Exchange Forward Deliverable	Dec. 31, 2011 Foreign Exchange Forward Deliverable	Dec. 31, 2012 Foreign Exchange Forward Deliverable Minimum	Dec. 31, 2011 Foreign Exchange Forward Deliverable Minimum	Dec. 31, 2012 Foreign Exchange Forward Deliverable Maximum	Dec. 31, 2011 Foreign Exchange Forward Deliverable Maximum	Dec. 31, 2012 Foreign Exchange Forward Non Deliverable	Dec. 31, 2011 Foreign Exchange Forward Non Deliverable	Dec. 31, 2012 Foreign Exchange Option Non Deliverable	Dec. 31, 2011 Foreign Exchange Option Non Deliverable	Dec. 31, 2012 Foreign Exchange Forward And Option Contracts Non Deliverable	Dec. 31, 2011 Foreign Exchange Forward And Option Contracts Non Deliverable	Dec. 31, 2012 Foreign Exchange Forward And Option Contracts Non Deliverable Minimum	Dec. 31, 2011 Foreign Exchange Forward And Option Contracts Non Deliverable Minimum	Dec. 31, 2012 Foreign Exchange Forward And Option Contracts Non Deliverable Maximum	Dec. 31, 2011 Foreign Exchange Forward And Option Contracts Non Deliverable Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Value											$ 155,000,000	$ 55,000,000					$ 90,000,000	$ 170,500,000	$ 60,000,000	$ 73,000,000	$ 150,000,000	$ 243,539,000
Maturity period													3 months	3 months	15 months	15 months							1 month	1 month	13 months	13 months
Long-term investments in privately held companies, fair value	14,000,000	14,000,000
Long-term borrowing, fair value	5,200,000	5,200,000	1,700,000
Convertible notes, carrying value			35,900,000		40,000,000
Convertible notes, fair value			35,900,000
Intangible assets							3,900,000
Intangible assets impairment Charge		1,800,000	0	0			1,800,000
Goodwill								7,927,000	7,900,000	7,900,000
Goodwill, fair value							6,300,000
Impairment Charge	$ 1,700,000	$ 1,661,000				$ 1,661,000	$ 1,700,000